Taxes on Income (Details) - Schedule of Reconciliation Income Tax Benefit - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation Income Tax Benefit [Abstract]
Loss before income taxes, as reported in the consolidated statements of operations		$ 43,500	$ 40,494	$ 58,092
Statutory tax rate		23.00%	23.00%	23.00%
Income tax benefit at statutory tax rate		$ (10,005)	$ (9,314)	$ (13,361)
Effect of Non-deductible expenses		3,063	475	6,129
Remeasurement of deferred taxes from currency exchange	[1]		3,517	209
Change in valuation allowance		7,508	5,322	7,023
Other		(566)
Reported income taxes benefit

[1]	The income Tax Regulations (rules regarding ledger management of foreign invested companies and certain partnerships and the determination of their taxable income), 1986 allow Foreign Invested Companies (i.e., foreign holding percentage of more than 25%) to report for tax purposes in US dollars. The Company implemented these regulations on January 1, 2023.